Segment and Geographic Information - Revenue By End Market As A Percentage Of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advanced Technology Solutions (ATS)
Disclosure of operating segments [line items]
Percentage of entity's revenue	32.00%	32.00%	32.00%
Communications
Disclosure of operating segments [line items]
Percentage of entity's revenue	43.00%	42.00%	40.00%
Enterprise
Disclosure of operating segments [line items]
Percentage of entity's revenue	25.00%	26.00%	28.00%